Subsequent Events (Details Textuals) (Subsequent Event, Common Stock, USD $)	0 Months Ended
Oct. 12, 2012
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Deficiency notice	On October 12, 2012, the Company received a deficiency notice from The Nasdaq Stock Market ("Nasdaq") stating that it no longer complies with Nasdaq Marketplace Rule 5550(a)(2) because the bid price of the Company's common stock closed below the required minimum $1.00 per share for the previous 30 consecutive business days. The notice also indicated that, in accordance with Marketplace Rule 5810(c)(3)(A), Plug Power has a period of 180 calendar days, until April 10, 2013, to regain compliance with Rule 5550(a)(2).
Number of consecutive business days	30 days
Number of calendar days until April 10, 2013	180 days
Required minimum Bid Price of company's common stock (in dollars per share)	$ 1.00
Minimum of consecutive business days before April 10,2013	10 days